Long-term Debt and Other Borrowing Arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Oct. 25, 2015	Dec. 31, 2016
Long-term Debt and Other Borrowing Arrangements
Total	$ 250,000	$ 250,000
Interest paid	12,700	12,900	$ 13,100
4.125% Senior unsecured notes, due April 2021
Long-term Debt and Other Borrowing Arrangements
Long-term debt	$ 250,000	$ 250,000
Interest rate (as a percent)	4.125%	4.125%
Revolving line of credit
Long-term Debt and Other Borrowing Arrangements
Maximum borrowing capacity		$ 400,000
Extension term		1 year
Outstanding draws	$ 0	$ 0
Term loan facility
Long-term Debt and Other Borrowing Arrangements
Maximum borrowing capacity				$ 300,000